Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease ROUs and Lease Liabilities	ease right-of-use assets and lease liabilities consists of the following (in millions):

Right-of-use assets:
Operating lease (Other assets)	$50.2
Finance lease (Property, plant and equipment, net)	2.1
Total right-of-use assets	$52.3

Lease liabilities:
Operating lease (Other liabilities)	$53.8
Finance lease (Debt obligations)	1.6
Total lease liabilities	$55.4

Leases, Cost
The following table summarizes the components of lease expense for the year ended December 31, 2019 (in millions):

Finance lease cost:
Amortization of right-of-use assets	$1.2
Interest on lease liabilities	0.2
Net finance lease cost	1.4
Operating lease cost	14.5
Variable lease cost	0.3
Sublease income	(0.1)
Total lease cost	$16.1

Cash flow information related to leases for the year ended December 31, 2019 are as follows (in millions):

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$0.2
Financing cash flows from finance leases	$1.4
Operating cash flows from operating leases	$14.6
Right-of-use assets obtained in exchange for new lease liabilities
Finance leases	$2.1
Operating leases	$63.5

As of December 31, 2019, the weighted-average remaining lease term and the weighted-average discount rate for finance leases and operating leases are as follows:

Weighted-average remaining lease term (years) - operating lease	5.2
Weighted-average remaining lease term (years) - finance lease	1.8
Weighted-average discount rate - operating lease	6.9%
Weighted-average discount rate - finance lease	9.4%

Finance Lease, Liability, Maturity	As of December 31, 2019, undiscounted cash flows for finance and operating leases are as follows (in millions):

	Operating Leases	Finance Leases
2020	$15.0	$1.0
2021	13.3	0.6
2022	10.9	0.1
2023	8.8	—
2024	6.6	—
Thereafter	8.3	—
Total future lease payments	62.9	1.7
Less: Present values	(9.1)	(0.1)
Total lease liability balance	$53.8	$1.6

Lessee, Operating Lease, Liability, Maturity	As of December 31, 2019, undiscounted cash flows for finance and operating leases are as follows (in millions):

	Operating Leases	Finance Leases
2020	$15.0	$1.0
2021	13.3	0.6
2022	10.9	0.1
2023	8.8	—
2024	6.6	—
Thereafter	8.3	—
Total future lease payments	62.9	1.7
Less: Present values	(9.1)	(0.1)
Total lease liability balance	$53.8	$1.6